Income tax benefit/(expense) - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Profits tax	¥ (74,924,000)	¥ 26,469,000	¥ (369,677,000)
Estimated assessable profit	¥ (1,762,436,000)	(1,163,816,000)	(976,633,000)
PRC
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%
Preferential tax rate	15.00%
Deferred income tax liability	¥ 0	¥ 0	¥ 0
Hongkong
Income Taxes Disclosure
Statutory tax rate (as a percent)	16.50%	16.50%	16.50%
Profits tax	¥ 0	¥ 0	¥ 0
Estimated assessable profit	¥ 0	0	0
Singapore
Income Taxes Disclosure
Statutory tax rate (as a percent)	17.00%
Profits tax	¥ 0	0	0
Estimated assessable profit	¥ 0	¥ 0	¥ 0
Indonesia
Income Taxes Disclosure
Statutory tax rate (as a percent)	0.50%	0.50%
Minimum | PRC
Income Taxes Disclosure
Withholding tax rate	5.00%
Maximum | PRC
Income Taxes Disclosure
Withholding tax rate	10.00%